INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INTANGIBLE ASSETS, NET
Total	¥ 4,103,613		¥ 2,850,377
Less: accumulated amortization	(2,158,991)		(1,452,824)
Less: accumulated impairment	(257,646)		(256,280)
Net book value	1,686,976	$ 244,589	1,141,273
Software
INTANGIBLE ASSETS, NET
Total	116,229		119,328
Trademarks and domain names
INTANGIBLE ASSETS, NET
Total	1,194,482		144,262
Customer relationships
INTANGIBLE ASSETS, NET
Total	4,080		4,080
Non-competition agreements
INTANGIBLE ASSETS, NET
Total	1,300		1,300
Advertising resources
INTANGIBLE ASSETS, NET
Total	2,437,610		2,231,495
License
INTANGIBLE ASSETS, NET
Total	¥ 349,912		¥ 349,912